Exhibit 99.1

World Omni Auto Receivables Trust 2011-A

Monthly Servicer Certificate

November 30, 2011

Dates Covered
Collections Period	11/01/11 - 11/30/11
Interest Accrual Period	11/15/11 - 12/14/11
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/11	621,319,821.62	39,473
Yield Supplement Overcollateralization Amount at 10/31/11	26,541,069.66	0

Receivables Balance at 10/31/11	647,860,891.28	39,473
Principal Payments	22,298,465.97	832
Defaulted Receivables	666,928.07	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/11	25,259,265.37	0

Pool Balance at 11/30/11	599,636,231.87	38,601

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540
Delinquent Receivables:
Past Due 31-60 days	7,700,211.07	609
Past Due 61-90 days	1,629,718.95	121
Past Due 91 + days	439,616.96	27

Total	9,769,546.98	757

Total 31+ Delinquent as % Ending Pool Balance	1.63%
Recoveries	480,068.43
Aggregate Net Losses - November 2011	186,859.64
Overcollateralization Target Amount	35,978,173.91
Actual Overcollateralization	35,978,173.91
Weighted Average APR	3.89%
Weighted Average APR, Yield Adjusted	6.09%
Weighted Average Remaining Term	49.74

Flow of Funds	$ Amount
Collections	24,822,060.94
Advances	16,211.90
Investment Earnings on Cash Accounts	3,341.05
Servicing Fee	(539,884.08)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	24,301,729.81

Distributions of Available Funds
(1) Class A Interest	504,383.78
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders' Principal Distributable Amount	20,382,574.36
(9) Distribution to Certificateholders	3,317,102.55
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	24,301,729.81

Servicing Fee	539,884.08
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 11/15/11	584,040,632.32
Principal Paid	20,382,574.36
Note Balance @ 12/15/11	563,658,057.96

Class A-1
Note Balance @ 11/15/11	0.00
Principal Paid	0.00
Note Balance @ 12/15/11	0.00
Note Factor @ 12/15/11	0.0000000%

Class A-2
Note Balance @ 11/15/11	194,312,632.32
Principal Paid	20,382,574.36
Note Balance @ 12/15/11	173,930,057.96
Note Factor @ 12/15/11	83.6202202%

Class A-3
Note Balance @ 11/15/11	213,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/11	213,000,000.00
Note Factor @ 12/15/11	100.0000000%

Class A-4
Note Balance @ 11/15/11	127,995,000.00
Principal Paid	0.00
Note Balance @ 12/15/11	127,995,000.00
Note Factor @ 12/15/11	100.0000000%

Class B
Note Balance @ 11/15/11	24,366,000.00
Principal Paid	0.00
Note Balance @ 12/15/11	24,366,000.00
Note Factor @ 12/15/11	100.0000000%

Class C
Note Balance @ 11/15/11	24,367,000.00
Principal Paid	0.00
Note Balance @ 12/15/11	24,367,000.00
Note Factor @ 12/15/11	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	602,052.90
Total Principal Paid	20,382,574.36

Total Paid	20,984,627.26

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	103,633.40
Principal Paid	20,382,574.36

Total Paid to A-2 Holders	20,486,207.76

Class A-3
Coupon	1.11000%
Interest Paid	197,025.00
Principal Paid	0.00

Total Paid to A-3 Holders	197,025.00

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7537646
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.5187928

Total Distribution Amount	26.2725574

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.4982375
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	97.9931460

Total A-2 Distribution Amount	98.4913835

A-3 Interest Distribution Amount	0.9250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.9250000

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/11	77,866.52
Balance as of 11/30/11	94,078.42
Change	16,211.90

Reserve Account
Balance as of 11/15/11	2,064,965.17
Investment Earnings	279.76
Investment Earnings Paid	(279.76)
Deposit/(Withdrawal)	—
Balance as of 12/15/11	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17